UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Net loss for the year	$ 178,000	$ (127,000)
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	179,000	(126,000)
Non-controlling interest	(1,000)	(1,000)
Net income (loss) for the period	178,000	(127,000)
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Share of foreign exchange fluctuation reserve of joint ventures	(2,000)	(7,000)
Effective portion of changes in the fair value of cash flow hedges	79,000	(22,000)
Income tax effect	(2,000)	1,000
Total other comprehensive income (loss)	75,000	(28,000)
Other comprehensive income (loss), net of tax:
Shareholders of GLOBALFOUNDRIES INC.	75,000	(28,000)
Total other comprehensive income (loss) for the period	75,000	(28,000)
Comprehensive income [abstract]
Shareholders of GLOBALFOUNDRIES INC.	254,000	(154,000)
Non-controlling interest	(1,000)	(1,000)
Total comprehensive income (loss) for the period	$ 253,000	$ (155,000)